UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EXPENSES:
Voyage expenses	$ 707	$ 244
Vessel operating expenses	2,224	2,352
General and administrative expenses	663	253
Related Party [Member]
EXPENSES:
Voyage expenses	129	149
Vessel operating expenses	19	0
General and administrative expenses	$ 57	$ 0